Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 131,997	€ 69,419	€ 53,361
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	13,104	1,403	2,320
Consulting and professional fees	6,393	2,624	2,026
Other expenses	2,893	3,466	1,233
Operating expenses	€ 22,390	€ 7,492	€ 5,580